Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities
Net loss	$ (22,951)	¥ (167,530)	¥ (185,313)	¥ (914,767)
Adjustments for:
Depreciation of property and equipment	9	65	4,345	2,324
Amortization of intangible assets	1,567	11,437	12,305	102,621
Non-cash operating lease expense	355	2,590	6,164	12,996
Deferred tax benefit	(329)	(2,403)	(2,403)	(2,403)
Share-based compensation	938	6,849	37,308	70,105
Interest expense	26,434	192,953	168,177	438,112
Changes in estimate for accrued liabilities related to users' loyalty programs	137	1,000	2,000	4,137
Allowance for doubtful accounts	3,549	25,908	(19,589)	(467)
Unrealized loss of non-marketable equity securities				50,487
Equity in losses of affiliated companies				1,416
Loss (gain) on disposal of property, plant and equipment	1	4	83	4,097
Impairment of goodwill	996	7,268
Changes in assets and liabilities:
Accounts receivable	(20,101)	(146,723)	22,828	653,977
Amount due from related parties	176	1,287	3,015	211,061
Prepayments and other current assets	5,190	37,887	20,878	14,066
Other non-current assets	(12)	(84)	2,236	1,907
Accounts payable	(1,920)	(14,017)	25,179	81,226
Amount due to related parties	45	326	(438)	(6,336)
Registered users' loyalty payable	(1,035)	(7,556)	(15,910)	(31,918)
Salary and welfare payable	3,406	24,863	(22,095)	(6,426)
Tax payable	842	6,146	(26)	(3,405)
Accrued liabilities related to users' loyalty programs	509	3,716	(33,100)	(38,908)
Accrued liabilities and other current liabilities	453	3,301	(92,419)	(998,342)
Advances from customers and deferred revenue	2,596	18,950	7,904	(73,891)
Operating lease liabilities	(330)	(2,407)	(6,827)	(13,733)
Non-current liabilities				(1,733)
Net cash used in operating activities	525	3,800	(65,698)	(443,797)
Cash flows from investing activities:
Purchase of short-term investments				(26,402)
Proceeds from sales and maturity of short-term investments			26,402	292,530
Purchase of property and equipment	(20)	(149)	(54)	(7)
Proceeds from disposal of property and equipment			135	1,434
Net cash provided by/(used in) investing activities	(20)	(149)	26,483	267,555
Cash flows from financing activities:
Repayments of bank borrowings				(20,000)
Net cash provided by financing activities				(20,000)
Net increase/(decrease) in cash, cash equivalents and restricted cash	505	3,681	(39,215)	(196,242)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	151	1,110	520	10,810
Cash, cash equivalents and restricted cash at the beginning of year	12,564	91,706	130,401	315,833
Cash, cash equivalents and restricted cash at the end of year	13,220	96,497	91,706	130,401
Supplemental disclosure of cash flow information:
Cash paid for interest (Note 13)	1,220	8,902	17,617	30,247
Cash paid for income taxes	208	1,515	4,482	1,478
Non-cash financing and investing activities:
Accretion to redemption value of Series A, B and C convertible redeemable preferred shares of a subsidiary	22,203	162,076	143,976	124,677
The below table reconciles cash, cash equivalents, and restricted cash
Cash and cash equivalents	9,275	67,704	74,648	122,801
Restricted cash	3,945	28,793	17,058	7,600
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	$ 13,220	¥ 96,497	¥ 91,706	¥ 130,401